UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

603 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Rogé Partners Fund

Semi-Annual Report | December 31, 2012

Investment Advisor
R.W. Rogé & Company, Inc.
630 Johnson Avenue, Suite 103
Bohemia, NY 11716

1-888-800-ROGÉ

+

Rogé Partners Fund
PORTFOLIO REVIEW
December 31, 2012 (Unaudited)

The Fund's performance figures* for the year ending December 31, 2012, compared to its benchmarks:

					Inception**** -
	Six	One	Five	Inception** -	December 31, 2012
	Months	Year	Year	December 31, 2012	(Cumulative Return)
The Rogé Partners Fund	5.22%	10.64%	-3.08%	3.15%	29.13%
S&P 500 Index**	5.95%	16.00%	1.66%	5.02%	49.74%
MSCI World Index***	9.36%	15.83%	-1.18%	4.96%	49.07%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until June 30, 2013, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.91%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGÉ.

**The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

***The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

**** Inception date is October 1, 2004.

The Fund's Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Limited Partnerships	9.23%
Food	7.20%
International Mutual Funds	5.61%
Software	5.43%
Oil & Gas	4.84%
Beverages	4.36%
Retail	3.85%
Aerospace/Defense	3.69%
Pharmaceuticals	3.51%
Agriculture	3.27%
Other/Cash & Equivalents	49.01%
100.00%

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Shares	Security	Value

	EQUITY MUTUAL FUNDS (RIC's) - 12.13%
	Asset Allocation - 0.97%
2,582	FPA Crescent Fund	$ 75,617
7,055	Intrepid Capital Fund	79,577
28	Oakmark Equity & Income Fund	785
		155,979
	Blend - 0.74%
5,368	Matthew 25 Fund	119,061

	Debt - 0.63%
9,166	PIMCO Mortgage Opportunities Fund	101,008

	Growth - 1.47%
704	Baron Small Cap Fund	18,626
4,209	RiverPark/Wedgewood Fund	58,257
111	Sequoia Fund, Inc. +	18,624
5,484	Tilson Dividend Fund	75,948
3,826	Vanguard Dividend Growth Fund	63,657
		235,112
	International - 5.61%
8	Artisan International Small Cap Fund	169
1,019	Artisan International Value Fund, Investor Shares	30,964
6,100	Boyd Group Income Fund	99,482
5,400	PowerShares Emerging Markets Sovereign Debt Portfolio	169,830
44,546	Templeton Global Bond Fund	594,247
93	Tweedy Browne Global Value Fund	2,166
		896,858
	Value - 2.71%
4,185	AKRE Focus Fund	64,400
98	Artisan Small Cap Value Fund	1,509
2,315	First Eagle Global Fund	112,874
2,439	GoodHaven Fund	57,959
3,322	IVA Worldwide Fund	52,820
5,017	Robeco Boston Partners Long/Short Research Fund	61,711
235	Walthausen Small Cap Value Fund	4,449
3,016	Westport Fund	78,941
		434,663
	TOTAL EQUITY MUTUAL FUNDS
	(Cost $1,637,525)	1,942,681

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Shares	Security	Value

	EXCHANGE TRADED FUND (ETF) - 0.97%
	Commodity - 0.97%
9,500	iShares Gold Trust +
	(Cost $151,348)	$ 154,565

	COMMON STOCKS - 68.08%
	Aerospace/Defense - 3.69%
4,400	Northrop Grumman Corp.	297,352
5,100	Raytheon Co.	293,556
		590,908
	Agriculture - 3.27%
2,200	Lorillard, Inc.	256,674
3,200	Philip Morris International, Inc.	267,648
		524,322
	Airlines - 1.43%
2,300	Copa Holdings SA	228,735

	Apparel - 1.70%
4,900	Coach, Inc.	271,999

	Banks - 2.78%
2,200	Bank of the Ozarks, Inc.	73,634
1,400	Cullen/Frost Bankers, Inc.	75,978
2,600	Lakeland Financial Corp.	67,184
3,500	Southside Bancshares, Inc.	73,710
2,400	Wells Fargo & Co.	82,032
1,700	Westamerica Bancorp.	72,403
		444,941
	Beverages - 4.36%
1,000	The Boston Beer Co., Inc. +	134,450
7,200	The Coca Cola Co.	261,000
2,600	Diageo PLC	303,108
		698,558
	Coal - 0.44%
1,200	Alliance Resource Partners LP	69,684

	Commercial Services - 1.74%
15,000	H & R Block, Inc.	278,550

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Shares	Security	Value

	Computers - 1.86%
560	Apple, Inc.	$ 298,497

	Cosmetics/Personal Care - 1.76%
2,700	Colgate-Palmolive Co.	282,258

	Diversified Holding Companies - 0.98%
9,900	MicroFinancial, Inc.	72,072
1,300	T Rowe Price Group, Inc.	84,669
		156,741
	Electric - 1.30%
1,200	Duke Energy Co.	76,560
1,500	FirstEnergy Corp.	62,640
1,700	PG&E Corp.	68,306
		207,506
	Food - 7.20%
8,200	Campbell Soup Co.	286,098
2,233	Kraft Foods Group, Inc.	101,535
6,700	Mondelez International, Inc.	170,649
4,600	Nestle SA	299,782
9,300	Sysco Corp.	294,438
		1,152,502
	Healthcare-Products - 2.78%
4,300	Baxter International, Inc.	286,638
7,500	Spectranetics Corp. +	110,775
2,500	United-Guardian, Inc.	48,475
		445,888
	Household Products - 0.33%
1,000	Church & Dwight Co., Inc.	53,570

	Insurance - 2.39%
3,300	Berkshire Hathaway, Inc., Class B +	296,010
200	Markel Corp. +	86,684
		382,694
	Internet - 1.87%
4,900	Keynote Systems, Inc.	69,041
3,000	Liquidity Services, Inc. +	122,580
25,700	Support.com, Inc. +	107,426
		299,047

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Shares	Security	Value

	Machinery-Diversified - 0.78%
4,000	AG Growth International, Inc.	$ 124,708

	Media - 0.68%
2,900	Comcast Corp.	108,402

	Miscellaneous Manufacturing - 1.80%
3,100	3M Co.	287,835

	Oil & Gas - 4.59%
2,600	Chevron Corp.	281,164
1,600	ConocoPhillips	92,784
2,000	Contango Oil & Gas Co.	84,720
3,200	Exxon Mobil Corp.	276,960
		735,628
	Oil & Gas Services - 0.94%
12,700	Enerflex, Ltd.	150,097

	Pharmaceuticals - 3.51%
4,300	Abbott Laboratories	281,650
4,000	Johnson & Johnson	280,400
		562,050
	Real Estate - 0.62%
1,900	WP Carey & Co., LLC	99,085

	REITS - 2.16%
13,000	Apollo Residential Mortgage, Inc.	262,470
1,300	Ventas, Inc.	84,136
		346,606
	Retail - 1.93%
3,500	McDonald's Corp.	308,735

	Savings & Loans - 0.49%
2,800	Bofl Holding, Inc. +	78,036

	Semiconductors - 1.65%
12,800	Intel Corp.	264,064

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Shares	Security	Value

	Software - 5.12%
11,300	Accelrys, Inc. +	$ 102,265
3,700	Aspen Technology, Inc. +	102,268
10,200	Guidance Software, Inc. +	121,074
9,500	Microsoft Corp.	253,935
4,000	MSCI, Inc. +	123,960
2,400	Tyler Technologies, Inc. +	116,256
		819,758
	Telecommunications - 2.39%
2,500	AT&T, Inc.	84,275
9,300	Alliance Fiber Optic Products, Inc.	111,786
30,000	Extreme Networks +	109,200
1,800	Verizon Communications, Inc.	77,886
		383,147
	Transportation - 1.54%
4,000	Norfolk Southern Corp.	247,360

	TOTAL COMMON STOCKS
	(Cost $10,236,396)	10,901,911

	PREFERRED STOCK- 0.31%
	Diversified Financial Services - 0.31%
2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual
	(Cost $49,933)	50,100

Principal	CORPORATE BONDS - 3.40%
	Banks - 0.11%
$ 15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020	17,137

	Diversified Financial Services - 0.50%
75,000	Jefferies Group, Inc., 5.50%, 3/15/2016	79,780

	Diversified Holding Company - 0.14%
20,000	Leucadia National Corp., 8.125%, 9/15/2015	22,575

	Entertainment - 0.07%
10,000	Speedway Motorsports, Inc., 8.75%, 6/1/2016	10,700

	Internet - 0.10%
14,000	Equinix, Inc., 8.125%, 3/1/2018	15,435

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2012 (Unaudited)

Principal	Security	Value

	Oil & Gas - 0.25%
40,000	Chesapeake Energy Corp., 6.775%, 3/15/2019	$ 40,100

	Retail - 1.92%
30,000	Gap, Inc., 5.95%, 4/12/2021	34,125
40,000	J Crew Group, Inc., 8.125%, 3/1/2019	42,500
100,000	JC Penney Corp, Inc., 5.65%, 6/1/2020	86,625
100,000	Sears Holdings Corp., 6.625%, 10/15/2018	91,625
50,000	Toys R Us Property Co, LLC., 8.5%, 12/1/2017	53,250
		308,125
	Software - 0.31%
50,000	First Data Corp., 11.25%, 3/31/2016	49,250

	TOTAL CORPORATE BONDS
	(Cost $533,656)	543,102

	U.S. GOVERNMENT & AGENCIES - 2.62%
	U.S. Government & Agencies - 2.62%
40,000	Fannie Mae CMO 2002-33 Class MM, 6.25%, 6/25/2032	43,406
50,000	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033	51,279
115,000	United States Treasury Inflation Indexed Bonds,
	2.50%, 1/15/2029	177,023
350,000	United States Treasury Strip, 0.00%, 8/15/2040	147,164
	TOTAL U.S. GOVERNMENT & AGENCIES
	(Cost $422,108)	418,872

	MUNICIPAL BONDS - NON-TAXABLE- 0.46%
45,000	Florida State Department of Environmental
	Protection, 5.456%, 7/1/2019	52,687
25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047	20,421
	TOTAL MUNICIPAL BONDS - NON-TAXABLE
	(Cost $67,017)	73,108

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (continued)
	December 31, 2012 (Unaudited)

	Shares	Security		Value

		LIMITED PARTNERSHIP - 9.23%
	740,876	Armor Capital Partners LP + ++ (a)
		(Cost $950,000)		$ 1,478,329

		SHORT-TERM INVESTMENT - 2.63%
	420,723	First National Bank of Omaha, 0.06%
		(Cost $420,723)		420,723

		TOTAL INVESTMENTS (Cost $14,468,704)(b)	99.83%	$ 15,983,391
		Other assets in excess of liabilities	0.17%	31,177

		TOTAL NET ASSETS	100.00%	$ 16,014,569

	RIC - Regulated Investment Company
	ETF - Exchange Traded Fund
+	Non-income producing securities.
++	Restricted securities. The aggregate value of such securities is 9.23% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(a)

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.23% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(b)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $14,468,704 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$1,763,086
			Unrealized depreciation:	(248,399)
			Net unrealized appreciation:	$1,514,687

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

Assets:
Investments in securities, at value (Cost $14,468,704)	$ 15,983,391
Dividends and interest receivable	50,506
Cash	2,045
Prepaid expenses and other assets	16,765
Total Assets	16,052,707

Liabilities:
Investment advisory fees payable	19,053
Fees payable to other affiliates	2,588
Fund shares repurchased	1,000
Accrued expenses	15,497
Total Liabilities	38,138

Net Assets	$ 16,014,569

Net Assets Consist Of:
Paid in capital	$ 15,900,763
Accumulated net investment loss	(93,147)
Accumulated net realized loss from security transactions and foreign currency transactions	(1,307,718)
Net unrealized appreciation of investments and foreign currency transactions	1,514,671

Net Assets	$ 16,014,569

Shares outstanding (unlimited number of shares authorized without par value)	1,388,030

Net asset value (net assets ÷ shares outstanding), offering price	$ 11.54

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2012 (Unaudited)

Investment Income:
Dividends	$ 231,415
Interest	28,110
Less: Foreign tax withheld	(1,018)
Total investment income	258,507

Expenses:
Advisory fees	77,762
Administration fees	15,423
Fund accounting fees	13,233
Transfer agent fees	10,130
Registration fees	9,075
Audit fees	8,942
Insurance expense	7,565
Legal fees	4,141
Non 12b-1 shareholder servicing fees	2,999
Printing expense	2,676
Custody fees	1,899
Miscellaneous expenses	1,796
Total expenses	155,641

Less:
Advisory fees waived	(833)
Net expenses	154,808

Net Investment Income	103,699

Net Realized and Unrealized Gain from Investments:
Net realized gain from security transactions	290,604
Realized gain from distributions received from underlying investment companies	13,342
Net change in unrealized appreciation on investments and foreign currency transactions	356,890

Net Realized and Unrealized Gain from Investments	660,836

Net Increase in Net Assets Resulting from Operations	$ 764,535

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the
	Six Months Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
From Operations:
Net investment income	$ 103,699	$ 11,516
Net realized gain from security transactions	290,604	1,607,175
Distributions received from underlying investment companies	13,342	74,237
Net change in unrealized appreciation (depreciation) of investments	356,890	(2,130,819)

Net increase (decrease) in net assets resulting from operations	764,535	(437,891)

Distributions:
From net investment income	(91,096)	-
Net decrease in net assets from distributions	(91,096)	-

From Capital Share Transactions:
Subscriptions of fund shares	935,043	2,722,884
Reinvestment of dividends	91,096	-
Redemptions of fund shares	(147,446)	(1,611,395)
Net increase in net assets from capital shares transactions	878,693	1,111,489

Net Increase in Net Assets	1,552,132	673,598

Net Assets:
Beginning of Period	14,462,437	13,788,839
End of Period*	$ 16,014,569	$ 14,462,437
* Includes accumulated net investment loss of:	$ (93,147)	$ (105,750)

Capital Share Transactions:
Shares sold	81,480	261,482
Shares redeemed	(147,446)	(151,326)
	(65,966)	110,156

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the Six
	Months Ended		For the	For the	For the	For the		For the
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2012		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2012	2011	2010	2009		2008
Net Asset Value, Beginning of Year	$ 11.03		$ 11.48	$ 9.31	$ 8.00	$ 12.16		$ 15.24
Income From Investment Operations:
Net investment income (loss) (1)	0.08		0.01	(0.09)	(0.08)	(0.06)		(0.05)
Net realized and unrealized gain (loss)	0.50		(0.46)	2.26	1.41	(4.09)		(2.06)
Total from investment operations	0.58		(0.45)	2.17	1.33	(4.15)		(2.11)

Paid-In Capital from Redemption Fees	-		-	-	-	-		-	(2)

Less Distributions:
From net investment income	(0.07)		-	-	-	-		-
In excess of net investment income	-		-	-	(0.02)	(0.00)	(2)	(0.05)
From net realized gains	-		-	-	-	-		(0.92)
In excess of net realized gains	-		-	-	-	(0.01)		-
Total distributions	(0.07)		-	-	(0.02)	(0.01)		(0.97)

Net Asset Value, End of Year	$ 11.54		$ 11.03	$ 11.48	$ 9.31	$ 8.00		$ 12.16

Total Return (3)	5.22%		(3.92)%	23.31%	16.63%	(34.11)%		(14.57)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 16,015		$ 14,462	$ 13,789	$ 10,992	$ 9,719		$ 14,673
Ratio of expenses to average net assets,
before waiver/reimbursement (4)	2.01%	(6)	2.31%	2.20%	2.46%	2.67%		2.34%
Ratio of expenses to average net assets,
after waiver/reimbursement (4)	1.99%	(6)	1.99%	1.99%	1.99%	1.99%		1.99%
Ratio of net investment income (loss)
to average net assets, after waiver/
reimbursement (5)	1.34%		0.08%	(0.84)%	(0.81)%	(0.65)%		(0.36)%
Portfolio Turnover Rate	25%		237%	46%	43%	149%		59%

(1)	Per share amounts calculated using the average shares method.
(2)	Per share amount represents less than $0.01 per share.
(3)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Annualized

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2012 (Unaudited)

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.  Management has evaluated subsequent events through the date the financial statements were issued.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board.

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4PersonName:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of December 31, 2012, the Fund held one security for which market quotations were not readily available.   The market value of this security represented 9.23% of its net assets.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$ 1,942,681	$ -	$ -	$ 1,942,681
Exchange Traded Funds	154,565	-	-	154,565
Common Stocks	10,901,911	-	-	10,901,911
Preferred Stocks	50,100	-	-	50,100
Corporate Bonds	-	543,102	-	543,102
U.S. Government & Agences	-	418,872	-	418,872
Municipal Bonds - Non-Taxable	-	73,108	-	73,108
Limited Partnerships	-	-	1,478,329	1,478,329
Short-Term Investment	420,723	-	-	420,723
Total	$ 13,469,980	$ 1,035,082	$ 1,478,329	$ 15,983,391

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2012 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Limited Partnerships
Beginning balance	$ 1,401,659
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	76,670
Return of Capital	-
Cost of purchases	-
Proceeds from sales	-
Accrued interest	-
Net transfers in/out of level 3	-
Ending balance	$ 1,478,329

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2012 includes:
$ 76,670

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2012 (Unaudited)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets and net asset value per share.  For the year ended June 30, 2012, the Fund reclassified the components of net assets due to net operating losses, distributions in excess, realized foreign currency losses and adjustments for real estate investment trusts and grantor trusts as follows:

Paid in capital
$(101,638)
Accumulated net investment loss	96,218
Accumulated net realized loss from security	5,420
transactions and foreign currency transactions

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2013, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase performance.  For the period ended December 31, 2012, the Advisor waived fees amounting to $833.  The Fund’s total expenses subject to recoupment are $124,702. As of June 30, 2012, the Advisor can recoup waived and reimbursed expenses of $52,928 until June 30, 2013, $27,468 until June 30, 2014 and $44,306 until June 30, 2015.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as followse:

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, is the Distributor of the Trust.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2012 (Unaudited)

Note 4.  Investment Transactions

During the year ended December 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $4,340,449 and $3,833,679, respectively.

Note 5.  Tax Components of Capital

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late Year	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 37,111	$ -	$ (1,317,423)	$ -	$ 720,679	$ (559,633)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnership and grantor trust adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to partnership adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At June 30, 2012, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through June 30, 2018 of $1,317,423.

Permanent book and tax differences primarily attributable to the reclassification of foreign exchange losses and partnership and grantor trust adjustments, resulted in reclassification for the period ended June 30, 2012 as follows: an increase in accumulated net investment loss of $9,990 and a decrease in accumulated net realized loss from security transactions of $9,990.

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2012 (Unaudited)

As of December 31, 2012, the Rogé Partners Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	740,876	$950,000	$1,478,329	9.23%

Note 7. New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

Note 8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
December 31, 2012 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2012 through December 31, 2012.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (7/1/12)	Ending Account Value (12/31/12)	Expenses Paid During Period** (7/1/12-12/31/12)
Actual	$1,000.00	$1,052.20	$10.27
Hypothetical (5% return before expenses)	1,000.00	1,015.13	10.08

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the days in the reporting period).

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2012 (Unaudited)

RE APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 17, 2012 (the “Meeting”), the Board of Trustees (the “Board”) of the Rogé Partners Funds (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Agreement”) for the Rogé Partners Fund (the “Fund”).  At the Meeting, Trust counsel (which is also independent counsel) reviewed and summarized the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports and the Statement of Additional Information. Counsel referred to the materials provided prior to the Meeting for the Independent Trustees consideration and discussed the same, including a questionnaire completed by the Adviser that provided important information about the Adviser.

In determining whether to continue the  Fund’s Agreement, Trust counsel advised the Independent Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Independent Trustees reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Fund's Code of Ethics. Next, the Independent Trustees reviewed the Adviser’s financial statements, Form ADV and the completed annual questionnaire provided by the Adviser.  The Independent Trustees noted the strong business experience and quality of personnel associated with the Adviser.

The Independent Trustees then reviewed the performance of the Fund as compared to several benchmark indices and as compared to other mutual funds for various periods ended March 31, 2012.  The Independent Trustees then discussed the Fund’s overall performance record.

The Independent Trustees then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s operating expenses at 1.99%.  Further discussion ensued and the Independent Trustees concluded that the advisory fees were competitive and reasonable for the services provided.  The Independent Trustees then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund   groups.

The Independent Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Fund.

The Independent Trustees met with Trust counsel in executive session to discuss their findings with respect to continuing the Agreement. The Independent Trustees discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser. The Independent Trustees further noted the Adviser’s clear commitment to compliance. With respect to the Fund’s expenses being relatively high, the Independent Trustees concluded that they are not unreasonable considering the current asset size of the Fund and the Fund’s performance.  The Independent Trustees

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2012 (Unaudited)

also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to the Fund’s asset growth. Finally, the Independent Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.

Following the conclusion of the executive session, based upon the information provided, it was the Board’s, including all of the Independent Trustees’ consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and the renewal of the Agreement was in the best interest of the Fund’s shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

PRIVACY NOTICE

Rev. 08/2011

FACTS	WHAT DOES ROGÉ PARTNERS FUNDS AND ITS INVESTMENT ADVISOR R.W. ROGÉ & COMPANY, INC. (“ROGÉ”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions

•

transaction history

•

wire transfer instructions

•

checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Rogé chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Rogé share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-800-ROGE or go to www.rogepartnersfunds.com

What we do
Who is providing this notice?	Rogé Partners Funds and its advisor R.W. Rogé & Company, Inc. A complete list is included below.
How does Rogé protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Rogé collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account information

•

give us your contact information

•

make a wire transfer

•

tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include: R.W. Rogé & company, Inc.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Rogé doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Rogé doesn’t jointly market.
List of entities providing this notice
Rogé Partners Funds R.W. Rogé & Company, Inc. Rogé Partners Fund

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2012 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Rogé Partners Funds

By (Signature and Title)

*

 Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

Steven M. Rogé

/s/ Steven M. Rogé, President

Date

3/8/13

By (Signature and Title)

*

Susan J. Rogé

/s/ Susan J. Rogé, Treasurer

Date

3/8/13

* Print the name and title of each signing officer under his or her signature.